Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	SINOVAC BIOTECH LTD
Entity Central Index Key	0001084201
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity File Number	001-32371
Entity Incorporation, State or Country Code	B9
Entity Address, Address Line One	No. 39 Shangdi Xi Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100085
Entity Common Stock, Shares Outstanding	99,502,243
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1487	5395
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP	Marcum Asia CPAs LLP
Auditor Location	Beijing, China	Beijing, China
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Trading Symbol	SVA
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ
Trading Symbol	SVA
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 39 Shangdi Xi Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100085
Contact Personnel Name	Nan Wang
City Area Code	+86
Local Phone Number	10-5693-1800
Contact Personnel Fax Number	+86-10-5693-1800
Contact Personnel Email Address	ir@sinovac.com